Financial liabilities - Disclosure of variation in lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of financial liabilities [abstract]
Lease liabilities at beginning of period	€ 1,856	€ 2,363
Increase	0	0
Decrease	(644)	(486)
Lease liabilities at end of period	€ 1,212	€ 1,876